Equity - Summary Of Dividends Distribution (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Dividends [abstract]
Net income	R$ 397,554	R$ 210,438	R$ 1,089,484	R$ 465,330	R$ 423,541
Total dividends			500,000	200,000	314,998
At January 1				125,000
Amount recognized in the year			500,000	200,000	314,998
Dividends paid in the year			R$ (500,000)	R$ (325,000)	(189,998)
At December 31					R$ 125,000